Goodwill and Other Intangible Assets - Schedule of Impairment of Goodwill (Details) (10-K) - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill beginning balance		$ 8,548,608	$ 1,705,548	$ 1,705,548
Transfer from Holdings				2,487,521
Acquisition / Transaction				4,949,329
Impairment				(593,790)	$ 0
Goodwill ending balance	$ 1,705,548	8,548,608		8,548,608	1,705,548
Successor [Member]
Goodwill beginning balance			1,705,548	1,705,548
Transfer from Holdings	853,796
Acquisition / Transaction	851,752
Impairment				(593,790)
Goodwill ending balance	1,705,548				1,705,548
Employee Benefit Solutions, Inc & US Benefits Alliance LLC [Member]
Goodwill beginning balance		853,796	853,796	853,796
Goodwill ending balance	853,796			853,796	853,796
Employee Benefit Solutions, Inc & US Benefits Alliance LLC [Member] | Successor [Member]
Transfer from Holdings	853,796
Commercial Solutions of Insurance Company [Member]
Goodwill beginning balance		257,962	851,752	851,752
Impairment				(593,790)
Goodwill ending balance	851,752			257,962	851,752
Commercial Solutions of Insurance Company [Member] | Successor [Member]
Acquisition / Transaction	851,752
Southwestern Montana Financial Center, Inc. [Member]
Goodwill beginning balance		1,217,790
Transfer from Holdings				1,217,790
Goodwill ending balance				1,217,790
Fortman Insurance Services, LLC [Member]
Goodwill beginning balance		1,269,731
Transfer from Holdings				1,269,731
Goodwill ending balance				1,269,731
Altruis Benefits Consulting, LLC [Member]
Goodwill beginning balance		$ 4,949,329
Acquisition / Transaction				4,949,329
Goodwill ending balance				$ 4,949,329